Related Party Transactions	6 Months Ended
Apr. 30, 2025
Related Party Transactions [Abstract]
Related party transactions
15.	Related party transactions

(a) Amount due from related parties

As of April 30, 2025 and October 31, 2024, amount due from related parties consisted of the following:

	April 30, 2025	October 31, 2024
Xiaozhong Lin(1)	5,554	-
Total	$5,554	$-

(1)	Xiaozhong Lin, Chairman and CEO of the Company. The balance represents temporary advances to employee for business purpose.

(b) Amount due to related parties

As of April 30, 2025 and October 31, 2024, amount due to related parties consisted of the following:

	April 30, 2025	October 31, 2024
Xiaozhong Lin(1)	$102,188	$79,301
Xuefen Zhang(2)	635,000	70,456
Total	$737,188	$149,757

(1)	Xiaozhong Lin, Chairman and CEO of the Company

(2)	Xuefen Zhang, director and Chief Operating Officer of the Company.

As of April 30, 2025 and October 31, 2024, Xiaozhong Lin and Xuefen Zhang provided loans in the aggregate amounts of $737,188 and $149,757 to the Company, as unsecured, interest-free and due-on-demand advances for working capital purposes.